Property and Equipment and Intangible Assets (Detail) - Schedule of Property and Equipment - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Manufacturing, warehouse, display equipment and molds	$ 337,253	$ 272,272
Office equipment and furniture	41,581	35,194
Mobile display unit and vehicles	134,500	133,700
Less: depreciation	(266,099)	(174,613)
Total Property and Equipment	$ 247,235	$ 266,553